SHAREHOLDERS' EQUITY (SCHEDULE OF COMMON STOCK OUTSTANDING) (Details)	0 Months Ended	12 Months Ended
	Jul. 02, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Outstanding [Roll Forward]
Balance, beginning of year (in shares)		220,323,823
Balance, end of year (in shares)		203,324,458	220,323,823
Number of stock tendered for payment of federal and state taxes owed		257,000	472,000	237,000
Common Stock [Member]
Common Stock Outstanding [Roll Forward]
Balance, beginning of year (in shares)		220,324,000	221,502,000	241,305,000
Treasury stock purchased and retired (in shares)		(18,489,000)	(8,949,000)	(21,533,000)
Balance, end of year (in shares)		203,324,000	220,324,000	221,502,000
Convertible Subordinated Debt [Member]
Common Stock Outstanding [Roll Forward]
Conversion of 7.0% debentures (in shares)	4,700,000	0	4,739,000	0
Employee Stock Option [Member] | Common Stock [Member]
Common Stock Outstanding [Roll Forward]
Shares issued under employee benefit compensation plans (in shares)		916,000	2,087,000	1,191,000
Restricted and Performance Stock [Member] | Common Stock [Member]
Common Stock Outstanding [Roll Forward]
Shares issued under employee benefit compensation plans (in shares)		573,000	945,000	539,000